Intangible Asset, Net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Net [Abstract]
INTANGIBLE ASSET, NET
8.	INTANGIBLE ASSET, NET

Intangible asset consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Intangible assets with indefinite lives:
Insurance brokerage license	$408	$420
Intangible assets	$408	$420